BCM Focus Small/Micro-Cap Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 85.7%
	COMMUNICATION SERVICES — 4.7%
	MEDIA — 4.7%
376,243	WideOpenWest, Inc.*	$2,050,524
	CONSUMER DISCRETIONARY — 12.1%
	AUTOMOBILES & COMPONENTS — 6.1%
65,000	XPEL, Inc.*	2,656,550
	CONSUMER SERVICES — 3.5%
133,000	Despegar.com Corp.*	1,545,460
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.5%
525,000	ThredUp, Inc.*	1,102,500
		5,304,510
	FINANCIALS — 13.4%
	BANKS — 3.5%
17,000	Triumph Financial, Inc.*	1,542,410
	FINANCIAL SERVICES — 9.9%
45,000	EVERTEC, Inc.	1,551,150
55,000	I3 Verticals, Inc., Class A*	1,348,050
17,500	StoneX Group, Inc.*	1,458,450
		4,357,650
		5,900,060
	HEALTH CARE — 3.7%
	HEALTHCARE EQUIPMENT & SERVICES — 3.7%
35,000	iRadimed Corp.	1,634,850
	INDUSTRIALS — 19.7%
	CAPITAL GOODS — 5.5%
105,000	Astronics Corp.*	2,418,150
	COMMERCIAL & PROFESSIONAL SERVICES — 14.2%
18,000	Cimpress PLC*	1,642,860
56,000	Franklin Covey Co.*	2,447,760
175,000	Upwork, Inc.*	2,121,000
		6,211,620
		8,629,770
	INFORMATION TECHNOLOGY — 27.8%
	SEMICONDUCTORS — 1.7%
4,000	Onto Innovation, Inc.*	765,200
	SOFTWARE & SERVICES — 26.1%
20,000	Agilysys, Inc.*	2,241,800
60,000	Alarm.com Holdings, Inc.*	4,233,000
75,000	PagerDuty, Inc.*	1,569,750
65,000	SoundThinking, Inc.*	1,004,900

BCM Focus Small/Micro-Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	SOFTWARE & SERVICES (Continued)
265,000	Zuora, Inc.*	$2,403,550
		11,453,000
		12,218,200
	MATERIALS — 4.3%
	MATERIALS — 4.3%
70,000	Element Solutions, Inc.	1,886,500
	TOTAL COMMON STOCKS
	(Cost $32,561,838)	37,624,414
	SHORT-TERM INVESTMENTS — 15.6%
6,843,746	Goldman Sachs Financial Square Government Fund, 5.14%[1]	6,843,746
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,843,746)	6,843,746
	TOTAL INVESTMENTS — 101.3%
	(Cost $39,405,584)	44,468,160
	LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%	(567,345)
	TOTAL NET ASSETS — 100.0%	$43,900,815

PLC – Public Limited Company
*Non-income producing security.
[1]Rate disclosed is the seven-day effective yield as of July 31, 2024.